INITIAL PUBLIC OFFERING (Details) - $ / shares			6 Months Ended
	Oct. 02, 2020	Sep. 25, 2020	Dec. 31, 2020
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	1,474,632	22,500,000	23,974,632
Price per unit		$ 10.00
Initial Public Offering | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
Number of warrants in a unit			0.33
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	1,474,632
Price per unit	$ 10.00